UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4577

                      (Investment Company Act File Number)


                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 2/28/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

    SHARES OR PRINCIPAL AMOUNT                                                            VALUE
                  COMMON STOCKS--33.5%
                  CONSUMER DISCRETIONARY--1.8%
       43,200     CBS Corp. - Class B                                                $   1,311,120
       30,010     Gannett Co., Inc.                                                      1,838,413
       90,520     Gap (The), Inc.                                                        1,737,079
       28,600     Home Depot, Inc.                                                       1,132,560
       34,080     Jones Apparel Group, Inc.                                              1,121,914
       49,900     McDonald's Corp.                                                       2,181,628
       24,690     Nissan Motor Co. Ltd., ADR                                               567,623
                     TOTAL                                                               9,890,337
                  CONSUMER STAPLES--2.8%
       32,290     Altria Group, Inc.                                                     2,721,401
       11,500     Anheuser-Busch Cos., Inc.                                                564,420
       81,940     Coca-Cola Co.                                                          3,824,959
       25,990     Colgate-Palmolive Co.                                                  1,750,686
       32,990     Kimberly-Clark Corp.                                                   2,246,949
       16,100     Kraft Foods, Inc., Class A                                               513,912
       17,230     Loews Corp. - Carolina Group                                           1,241,077
       83,710     Unilever PLC, ADR                                                      2,250,962
       12,560     Wal-Mart Stores, Inc.                                                    606,648
                     TOTAL                                                              15,721,014
                  ENERGY--3.9%
       54,680     BP PLC, ADR                                                            3,370,475
       78,170     Chevron Corp.                                                          5,363,244
       39,500     ENI SpA, ADR                                                           2,418,585
       53,230     Enbridge Inc.                                                          1,691,117
        7,800     Exxon Mobil Corp.                                                        559,104
       10,760     Kinder Morgan, Inc.                                                    1,137,978
       51,320     Royal Dutch Shell PLC                                                  3,336,313
       58,860     Total SA, ADR, Class B                                                 3,962,455
                     TOTAL                                                              21,839,271
                  FINANCIALS--11.7%
       58,400     Ace, Ltd.                                                              3,279,744
       12,180     Aflac, Inc.                                                              574,896
       87,640     Allstate Corp.                                                         5,263,658
       39,850     BB&T Corp.                                                             1,692,828
      182,953     Bank of America Corp.                                                  9,306,819
       56,030     Bank of New York Co., Inc.                                             2,275,939
      221,180     Citigroup, Inc.                                                       11,147,472
       29,550     Crescent Real Estate Equities, Inc.                                      587,749
       32,800     Fannie Mae                                                             1,860,744
       37,600     Freddie Mac                                                            2,413,168
       13,400     First Horizon National Corp.                                             578,210
       39,980     MBIA, Inc.                                                             2,657,471
       29,700     Morgan Stanley                                                         2,225,124
       42,160     Nationwide Financial Services, Inc., Class A                           2,259,776
       27,100     PartnerRe Ltd.                                                         1,882,908
       27,390     SLM Holding Corp.                                                      1,167,362
       14,200     UBS AG - U.S. issue                                                      838,368
      152,390     Wachovia Corp.                                                         8,437,834
       13,210     Washington Mutual, Inc.                                                  569,087
      175,900     Wells Fargo & Co.                                                      6,103,730
                     TOTAL                                                              65,122,887
                  HEALTH CARE--4.2%
       38,100     Biovail Corp.                                                            790,956
       86,800     GlaxoSmithKline PLC, ADR                                               4,875,556
       81,640     Johnson & Johnson                                                      5,147,402
       11,080     Lilly (Eli) & Co.                                                        583,251
      356,140     Pfizer, Inc.                                                           8,889,254
       65,710     Wyeth                                                                  3,214,533
                     TOTAL                                                              23,500,952
                  INDUSTRIALS--3.1%
       22,530     3M Co.                                                                 1,669,022
       26,750     Avery Dennison Corp.                                                   1,777,805
       12,100     Dover Corp.                                                              578,259
       96,870     General Electric Co.                                                   3,382,700
       12,600     Illinois Tool Works, Inc.                                                651,420
       60,000     Ingersoll-Rand Co., Class A                                            2,598,600
       58,800     Northrop Grumman Corp.                                                 4,224,780
       23,800     United Parcel Service, Inc., Class B                                   1,670,522
       17,100     Waste Management, Inc.                                                   582,255
                     TOTAL                                                              17,135,363
                  MATERIALS--1.4%
       33,160     Alcoa, Inc.                                                            1,107,876
       23,420     Anglo American PLC, ADR                                                  553,180
       11,400     Freeport-McMoRan Copper & Gold, Inc., Class B                            654,474
       38,695     International Flavors & Fragrances, Inc.                               1,810,926
        9,400     PPG Industries, Inc.                                                     622,750
       24,800     Packaging Corp. of America                                               607,600
        3,100 1,2 Rio Tinto PLC, ADR                                                       671,646
       33,900     Rohm & Haas Co.                                                        1,791,954
                     TOTAL                                                               7,820,406
                  TELECOMMUNICATION SERVICES--3.3%
      326,349     AT&T, Inc.                                                            12,009,643
       32,590     Deutsche Telekom AG, ADR                                                 585,316
       24,200     Embarq Corp.                                                           1,339,470
       38,000     NTT Docomo Inc. - Spon. ADR                                              688,180
       15,400     Verizon Communications                                                   576,422
      191,636     Windstream Corp.                                                       2,884,122
                     TOTAL                                                              18,083,153
                  UTILITIES--1.3%
       61,530     Duke Energy Corp.                                                      1,211,526
       12,380     Edison International                                                     580,870
       49,000     Energy East Corp.                                                      1,210,790
        9,870     FirstEnergy Corp.                                                        617,566
       53,100     SCANA Corp.                                                            2,215,863
       19,380     TXU Corp.                                                              1,281,987
                     TOTAL                                                               7,118,602
                     TOTAL COMMON STOCKS (IDENTIFIED COST $161,080,036)                186,231,985
                  CORPORATE BONDS--1.4%
                  BASIC INDUSTRY - PAPER--0.3%
  $ 1,400,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                             1,528,892
      400,000     Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                               428,457
                     TOTAL                                                               1,957,349
                  COMMUNICATIONS - MEDIA NONCABLE--0.5%
    1,000,000     British Sky Broadcasting Group PLC, 8.2%, 7/15/2009                    1,062,950
    1,500,000     News America Holdings, Note, 8.15%, 10/17/2036                         1,850,626
                     TOTAL                                                               2,913,576
                  CONSUMER CYCLICAL - AUTOMOTIVE--0.3%
    1,500,000     General Motors Acceptance, 6.875%, 9/15/2011                           1,519,464
                  FINANCIAL INSTITUTION - BANKING--0.3%
    1,500,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                        1,604,397
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $7,951,273)                  7,994,786
                  PREFERRED STOCKS--3.7%
                  ENERGY-0.5%
       46,600 3,4 Goldman Sachs 6.50% Trigger Mandatory Exchangeable Notes (GSF)         2,555,311
                  FINANCIALS-1.0%
       44,300 3,4 Merrill Lynch 5.00% Capped Appreciation Note (RNR)                     2,305,151
        8,800     Washington Mutual, Inc., Conv. Pfd., $2.69, Annual Dividend              481,800
      110,400     XL Capital Ltd., PEPS, $1.63, Annual Dividend                          2,589,984
                     TOTAL                                                               5,376,935
                  INDUSTRIALS-0.5%
       97,300 3,4 Morgan Stanley 9.75%  PERCS (CBI), $2.30, Annual Dividend              2,891,270
                  TECHNOLOGY--1.7%
       61,800     Credit Suisse, 5.65% Equity Linked Trigger Notes (ADI)                 2,059,176
       76,400 3,4 Goldman Sachs 5.20% Trigger Mandatory Exchangeable Notes (LLTC)        2,488,577
       80,500 3,4 Goldman Sachs 6.00% Trigger Mandatory Exchangeable Notes (MXIM)        2,579,381
      118,900 3,4 Merrill Lynch 7.50% Capped Appreciation Note (NOK)                     2,511,762
                     TOTAL                                                               9,638,896
                     TOTAL PREFERRED STOCKS (IDENTIFIED COST $18,869,793)               20,462,412
                  MUTUAL FUNDS--60.6%5
    5,702,294     Emerging Markets Fixed Income Core Fund                              121,508,958
    8,282,463     Federated Mortgage Core Portfolio                                     82,079,206
   15,013,295     High Yield Bond Portfolio                                            104,492,529
   29,306,535     Prime Value Obligations Fund, Class IS                                29,306,535
                     TOTAL MUTUAL FUNDS (IDENTIFIED COST $321,244,393                  337,387,228
                     TOTAL INVESTMENTS - 99.2%                                         552,076,411
                     (IDENTIFIED COST $509,145,495)6
                     OTHER ASSETS AND LIABILITIES- 0.8%                                  4,492,465
                     TOTAL NET ASSETS -100%                                          $ 556,568,876

1    Non-income producing security.

2    Portion of security subject to options written.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, these restricted securities amounted to $15,331,452, which represented 2.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At
     February 28, 2007, these liquid restricted securities amounted to $15,331,452, which represented 2.8% of total net assets.

5    Affiliated companies.

6 At February 28, 2007, the cost of investments for federal tax purposes was $509,382,758. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from written options was $42,693,653. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $61,629,668 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,936,015.


  The following is a summary of the Fund's written option activity:
  SECURITY       EXPIRATION DATE  EXERCISE PRICE  CONTRACTS   VALUE
*-------------------------------------------------------------------
  Rio Tinto PLC  April 2007       $250                29     $2,030
*-------------------------------------------------------------------


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

 The following is a summary of the Fund's written option activity:
 CONTRACTS                         NUMBER OF CONTRACTS   PREMIUM
-------------------------------------------------------------------
 Outstanding at prior period-end   269                   $31,677
-------------------------------------------------------------------
 Contracts written                 29                    2,813
-------------------------------------------------------------------
 Contracts bought back             (239)                 (28,916)
-------------------------------------------------------------------
 Contracts expired                 (30)                  (2,761)
-------------------------------------------------------------------
 Outstanding at 2/28/2007          29                    $2,813
-------------------------------------------------------------------



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curve computations and other market data or factors.

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, an affiliate of the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return on assets. Federated receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust
II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees from the Funds within the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The following acronyms are used throughout this portfolio:

 ADR   -- American Depositary Receipt
 PEPS  -- Participating Equity Preferred Shares
 PERCS -- Preferred Equity Redemption Cumulative Stock






FEDERATED STOCK AND CALIFORNIA MUNI FUND
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                COMMON STOCKS--19.8%
                CONSUMER DISCRETIONARY--0.9%
            60  CBS Corp. - Class B                                                                                      $     1,821
            60  Gannett Co., Inc.                                                                                              3,676
           180  Gap (The), Inc.                                                                                                3,454
            60  Home Depot, Inc.                                                                                               2,376
            70  Jones Apparel Group, Inc.                                                                                      2,304
            90  McDonald's Corp.                                                                                               3,935
            50  Nissan Motor Co. Ltd., ADR                                                                                     1,149
                   TOTAL                                                                                                      18,715
                CONSUMER STAPLES--1.8%
            40  Altria Group, Inc.                                                                                             3,371
            60  Anheuser-Busch Cos., Inc.                                                                                      2,945
           180  Coca-Cola Co.                                                                                                  8,402
            50  Colgate-Palmolive Co.                                                                                          3,368
            90  Kimberly-Clark Corp.                                                                                           6,130
           110  Kraft Foods, Inc., Class A                                                                                     3,511
            30  Loews Corp. - Carolina Group                                                                                   2,161
           230  Unilever PLC, ADR                                                                                              6,185
            40  Wal-Mart Stores, Inc.                                                                                          1,932
                   TOTAL                                                                                                      38,005
                ENERGY--2.0%
           120  BP PLC, ADR                                                                                                    7,397
           150  Chevron Corp.                                                                                                 10,292
            80  ENI SpA, ADR                                                                                                   4,898
           150  Exxon Mobil Corp.                                                                                             10,752
           110  Royal Dutch Shell PLC                                                                                          7,151
            30  Total SA, ADR, Class B                                                                                         2,020
                   TOTAL                                                                                                      42,510
                FINANCIALS--6.6%
           140  Ace, Ltd.                                                                                                      7,862
            30  Aflac, Inc.                                                                                                    1,416
           140  Allstate Corp.                                                                                                 8,408
            90  BB&T Corp.                                                                                                     3,823
           370  Bank of America Corp.                                                                                         18,822
           570  Citigroup, Inc.                                                                                               28,728
            70  Federal Home Loan Mortgage Corp.                                                                               4,493
            60  Federal National Mortgage Association                                                                          3,404
            20  First Horizon National Corp.                                                                                     863
           100  MBIA, Inc.                                                                                                     6,647
           100  Nationwide Financial Services, Inc., Class A                                                                   5,360
            40  PartnerRe Ltd.                                                                                                 2,779
            60  SLM Holding Corp.                                                                                              2,557
            50  UBS AG - U.S. issue                                                                                            2,952
           390  Wachovia Corp.                                                                                                21,594
            70  Washington Mutual, Inc.                                                                                        3,016
           350  Wells Fargo & Co.                                                                                             12,145
            20  XL Capital Ltd., Class A                                                                                       1,420
                   TOTAL                                                                                                     136,289
                HEALTH CARE--2.6%
            30  AstraZeneca Group PLC, ADR                                                                                     1,684
            80  Biovail Corp.                                                                                                  1,661
           120  GlaxoSmithKline PLC, ADR                                                                                       6,740
           190  Johnson & Johnson                                                                                             11,980
            20  Lilly (Eli) & Co.                                                                                              1,053
           920  Pfizer, Inc.                                                                                                  22,963
           160  Wyeth                                                                                                          7,827
                   TOTAL                                                                                                      53,908
                INDUSTRIALS--1.4%
            60  3M Co.                                                                                                         4,445
            20  Dover Corp.                                                                                                      956
           130  General Electric Co.                                                                                           4,540
            30  Illinois Tool Works, Inc.                                                                                      1,551
           130  Ingersoll-Rand Co., Class A                                                                                    5,630
           120  Northrop Grumman Corp.                                                                                         8,622
            60  United Parcel Service, Inc.                                                                                    4,211
                   TOTAL                                                                                                      29,955
                INFORMATION TECHNOLOGY--0.5%
            60  Analog Devices, Inc.                                                                                           2,175
            60  Linear Technology Corp.                                                                                        1,991
            60  Maxim Integrated Products, Inc.                                                                                1,965
           220  Nokia Oyj, ADR, Class A                                                                                        4,803
                   TOTAL                                                                                                      10,934
                MATERIALS--0.9%
            60  Anglo American PLC, ADR                                                                                        1,417
            40  Freeport-McMoRan Copper & Gold, Inc., Class B                                                                  2,296
            80  International Flavors & Fragrances, Inc.                                                                       3,744
            40  PPG Industries, Inc.                                                                                           2,650
            50  Packaging Corp. of America                                                                                     1,225
            20  Rio Tinto PLC, ADR                                                                                             4,333
            60  Rohm & Haas Co.                                                                                                3,172
                   TOTAL                                                                                                      18,837
                TELECOMMUNICATION SERVICES--2.2%
           630  AT&T, Inc.                                                                                                    23,184
           140  Deutsche Telekom AG, ADR                                                                                       2,514
           130  Embarq Corp.                                                                                                   7,196
            60  NTT Docomo Inc. - Spon. ADR                                                                                    1,087
           140  Verizon Communications                                                                                         5,240
           440  Windstream Corp.                                                                                               6,622
                   TOTAL                                                                                                      45,843
                UTILITIES--0.9%
           110  Duke Energy Corp.                                                                                              2,166
            30  Edison International                                                                                           1,408
           110  Energy East Corp.                                                                                              2,718
            30  FirstEnergy Corp.                                                                                              1,877
           120  SCANA Corp.                                                                                                    5,008
            80  Scottish & Southern Energy PLC, ADR                                                                            2,286
            40  TXU Corp.                                                                                                      2,646
                   TOTAL                                                                                                      18,109
                   TOTAL COMMON STOCKS (IDENTIFIED COST $417,527)                                                            413,105
                MUNICIPAL BONDS--39.3%
                CALIFORNIA--39.3%
  $     50,000  Allan Hancock, CA Joint Community College District, UT GO Bonds (Election of 2006-Series A), 5.000%,          54,096
                (FSA INS), 8/1/2025
        50,000  Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bond (2006 Series F), 5.000%,         53,778
                4/1/2031
       165,000  California State, UT GO Bonds, 5.000%, 10/1/2023                                                             177,622
        50,000  California Statewide Communities Development Authority, (Daughters of Charity Health System), Revenue         52,723
                Bonds (Series 2005A), 5.250%, 7/1/2035
        50,000  California Statewide Communities Development Authority, (Kaiser Permanente), Revenue Bonds (Series            52,713
                2007A), 5.000%, 4/1/2031
        50,000  Lancaster, CA Financing Authority, Tax Allocation Revenue Bonds (2006 Issue: Project 5 & 6), 5.000%,          53,494
                (AMBAC INS), 2/1/2039
        50,000  Long Beach, CA Bond Financing Authority, Rainbow Harbor Lease Revenue Refunding Bonds (2006 Series            54,609
                A), 5.000%, (AMBAC INS), 5/1/2024
        50,000  Los Angeles, CA Unified School District, Refunding UT GO Bonds (Series 2006B), 4.750%, (FGIC INS),            52,737
                7/1/2024
        50,000  Murrieta Valley, CA United School District Public Financing Authority, Special Tax Revenue Bonds              51,623
                (2006 Series A), 4.750%, (Assured Guaranty Corp. INS), 9/1/2036
        50,000  Panama-Buena Vista, CA Unified School District, COP School Construction Project (Series 2006),                53,271
                5.000%, (MBIA Insurance Corp. INS), 9/1/2036
        50,000  Riverside County, CA, COP (Series 2005A), 5.000%, (FGIC INS), 11/1/2036                                       53,142
        50,000  Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.000%, 2/15/2028             55,613
        50,000  West Valley Mission Community College District, CA, UT GO Bonds (Election of 2004, Series 2006A),             52,399
                4.750%, (FSA INS), 8/1/2030
                   TOTAL MUNICIPAL BONDS (IDENTIFIED COST $812,116)                                                          817,820
                SHORT-TERM MUNICIPALS--36.0%1
                CALIFORNIA--31.2%
       100,000  ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2000), Weekly VRDNs (Episcopal Homes         100,000
                Foundation), (Wells Fargo Bank, N.A. LOC), 3.400%, 3/7/2007
       150,000  Los Angeles, CA Convention & Exhibition Center Authority, (Series 2003D), Weekly VRDNs (Los Angeles,         150,000
                CA), (AMBAC INS, Dexia Credit Local LIQ), 3.420%, 3/7/2007
       100,000  Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-1) Weekly VRDNs,         100,000
                3.550%, 3/1/2007
       100,000  Metropolitan Water District of Southern California, (Series 2001 B-1), Weekly VRDNs, (Dexia Credit           100,000
                Local LIQ), 3.520%, 3/1/2007
       100,000  Vallejo, CA Water Enterprise, (Series 2001A), Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.440%,         100,000
                3/7/2007
       100,000  Whittier, CA, (Series 2004) Weekly VRDNs (Whittier College), (Radian Asset Assurance INS, Bank of New        100,000
                York LIQ), 3.600%, 3/1/2007
                   TOTAL                                                                                                     650,000
                PUERTO RICO--4.8%
       100,000  Puerto Rico Government Development Bank (GDB) Weekly VRDNs, (MBIA Insurance Corp. INS, Credit Suisse,        100,000
                Zurich LIQ), 3.340%, 3/7/2007
                   TOTAL SHORT-TERM MUNICIPALS (AT COST)                                                                     750,000
                   TOTAL INVESTMENTS --- 95.1%                                                                             1,980,925
                   (IDENTIFIED COST $1,979,643)2
                   OTHER ASSETS AND LIABILITIES --- NET --- 4.9%                                                             102,288
                   TOTAL NET ASSETS --- 100%                                                                             $ 2,083,213

At February 28, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1    Current rate and next reset date shown for Variable Rate Demand Notes.

2 At February 28, 2007, the cost of investments for federal tax purposes was $1,979,643. The net unrealized appreciation of investments for federal tax purposes was $1,282. This consists of net unrealized appreciation from investments for those securities having and excess of value over cost of $12,603 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,321.

    Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}Prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curve computations and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


    The following acronyms are used throughout this portfolio:

 ADR   --American Depositary Receipt
 AMBAC --American Municipal Bond Assurance Corporation
 COP   --Certificates of Participation
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GO    --General Obligation
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes










ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        April 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007